                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                         BANCROFT CONVERTIBLE FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                        Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)
 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- 52.9%

               AEROSPACE AND DEFENSE -- 1.3%
$1,500,000     The Goldman Sachs Group, Inc. 1% 2009 exch. equity-linked notes (Aa3)
               (exch. for General Dynamics Corp. common stock) (1)....................  $ 1,490,970
                                                                                        -----------
               AUTOMOTIVE -- 2.4%
 1,000,000     American Axle & Manufacturing Holdings, Inc. 2% 2024 cv. sr. notes
               (Baa3) (1).............................................................      861,800
 3,500,000     Lear Corp. 0% 2022 cv. sr. notes (Baa3)................................    1,699,688
   163,000     Titan International, Inc. 5.25% 2009 sr. cv. notes (NR)................      215,975
                                                                                        -----------
                                                                                          2,777,463
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 2.7%
 2,078,000     The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes (A1)
               (exch. for Fifth Third Bancorp common stock) (1).......................    1,894,737
 1,250,000     Ocwen Financial Corp. 3.25% 2024 contingent cv. sr. unsecured notes
               (B-) (Acquired 07/22/04 - 09/27/04; Cost $1,263,750) (2)...............    1,239,063
                                                                                        -----------
                                                                                          3,133,800
                                                                                        -----------
               CONSUMER GOODS -- 1.6%
 1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)................    1,824,763
                                                                                        -----------

               DATA-PROCESSING SERVICES -- 1.8%
 1,000,000     Open Solutions, Inc. 1.4673% 2035 sr. sub. cv. notes (NR)
               (Acquired 01/28/05; Cost $533,560) (2).................................      571,875
 1,500,000     Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes (NR).................    1,393,526
   125,000     Per-Se Technologies, Inc. 3.25% 2024 cv. sub. deb. (B-)
               (Acquired 06/24/05 - 06/25/04; Cost $129,063) (2)......................      138,594
                                                                                        -----------
                                                                                          2,103,995
                                                                                        -----------
               ELECTRICAL SUPPLIES -- 1.1%
 1,500,000     Graftech International Ltd. 1.625% 2024 cv. sr. deb. (B2)                  1,293,750
                                                                                        -----------
               ENERGY -- 6.2%
 1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1) .......................    1,497,656
 3,000,000     Devon Energy Corp. 0% 2020 cv. sr. deb. (BBB) .........................    1,685,625
 1,900,000     Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Ba1) .......................    2,003,493
   750,000     OMI Corp. 2.875% 2024 cv. sr. notes (B+) ..............................      729,375
 2,000,000     Weatherford International Ltd. 0% 2020 cv. sr. deb. (Baa1) ............    1,286,900
                                                                                        -----------
                                                                                          7,203,049
                                                                                        -----------
               ENTERTAINMENT -- 3.3%
 1,250,000     Citadel Broadcasting Corp. 1.875% 2011 cv. sub. notes (NR) ............    1,077,250
 2,500,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1) ..............    2,796,800
                                                                                        -----------
                                                                                          3,874,050
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 2.7%
 2,000,000     Leucadia National Corp. 3.75% 2014 cv. sr. sub. notes (Ba3) ...........    2,120,000
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
               (conv. into Swiss Reinsurance Company common stock)
               (Acquired 11/15/01 - 12/05/01; Cost $1,007,750) (2) ...................      964,100
                                                                                        -----------
                                                                                          3,084,100
                                                                                        -----------

PAGE 1

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (CONTINUED)
 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- (CONTINUED)

               HEALTH CARE -- 4.3%
$1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3) .........   $1,567,050
 1,000,000     Isolagen, Inc. 3.5% 2024 cv. sub. notes (NR)
               (Acquired 10/29/04 - 11/01/04; Cost $1,020,000) (2) ...................    1,052,500
 1,000,000     LifePoint Hospitals, Inc. 4.5% 2009 cv. sub. notes (B3) ...............    1,021,500
 1,125,000     Mentor Corp. 2.75% 2024 cv. sub. notes (NR) ...........................    1,350,000
                                                                                        -----------
                                                                                          4,991,050
                                                                                        -----------
               METALS -- 0.8%
 1,000,000     Ryerson Tull, Inc. 3.5% 2024 cv. sr. notes (NR)
               (Acquired 11/05/04 - 12/09/04; Cost $1,020,000) (2) ...................      960,625
                                                                                        -----------

               MULTI-INDUSTRY -- 0.9%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A)
               (performance linked to Cendant Corp. common stock) (1) ................    1,002,500
                                                                                        -----------

               OFFICE EQUIPMENT -- 1.5%
 1,750,000     IOS Capital, LLC 5% 2007 cv. sub. notes (Ba3)
               (exch. for IKON Office Solutions, Inc. common stock)
               (Acquired 05/08/02 - 06/02/03; Cost $1,746,250) (2) ...................    1,779,531
                                                                                        -----------

               PHARMACEUTICALS -- 7.1%
 2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
               (exch. for Johnson & Johnson common stock) ............................    1,783,750
 2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (1) ....................................    1,481,220
 1,500,000     Impax Laboratories, Inc. 1.25% 2024 cv. sr. sub. deb. (NR) ............    1,379,250
   500,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR) ..........................      498,750
 1,250,000     Ivax Corp. 1.5% 2024 cv. sr. notes (NR) (1) ...........................    1,163,938
 1,000,000     Teva Pharmaceutical Finance II, LLC series A 0.5% 2024 cv. sr. deb.
               (BBB) (exch. for ADR representing Teva Pharmaceutical
               Industries Ltd. common stock) .........................................      985,000
 1,000,000     Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb.
               (BBB) (exch. for ADR representing Teva
               Pharmaceutical Industries Ltd. common stock) ..........................      990,000
                                                                                        -----------
                                                                                          8,281,908
                                                                                        -----------

               RETAIL -- 4.4%
 1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR) ........    1,126,563
 1,000,000     Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2) ..................    1,111,875
 1,000,000     Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (B) ............      749,100
 2,400,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1) ..........................    2,088,000
                                                                                        -----------
                                                                                          5,075,538
                                                                                        -----------
               TECHNOLOGY -- 4.8%
 1,000,000     Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1) .........    1,018,750
 1,191,000     Conexant Systems, Inc. 5.25% 2006 cv. sub. notes (NR) .................    1,170,158
 2,378,000     Hewlett-Packard Co., Inc. 0% 2017 LYONs (Baa1) ........................    1,349,515
 2,000,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2) ..........    1,987,500
                                                                                        -----------
                                                                                          5,525,923
                                                                                        -----------
PAGE 2

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (CONTINUED)
 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- (CONTINUED)


               TELECOMMUNICATIONS -- 6.0%
$1,500,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3) ......................  $ 2,016,975
 1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B2) .......    1,245,180
   500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B2) .......      655,825
 1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3) ...................    1,203,906
   750,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR) ......................      893,438
 1,000,000     UTStarcom, Inc. 0.875% 2008 cv. notes (NR) ............................      993,750
                                                                                        -----------
                                                                                          7,009,074
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES .....................................  $61,412,089
                                                                                        -----------
  Shares
-----------
               CONVERTIBLE PREFERRED STOCKS -- 20.6%

               AUTOMOTIVE -- 1.1%
    50,000     General Motors Corp. 6.25% 2033 series C cv. sr. deb. (Baa2) ..........    1,260,000
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 6.3%
    17,500     Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
               (exch. for Commerce Bancorp, Inc. common stock) .......................    1,040,156
    40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR) ..........    1,544,000
    20,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2) ..............    1,058,400
    35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
               (exch. for Sovereign Bancorp, Inc. common stock) (1) ..................    1,732,500
    35,000     Washington Mutual Capital Trust PIERS units (Baa1)
               (exch. for Washington Mutual, Inc. common stock) ......................    1,911,875
                                                                                        -----------
                                                                                          7,286,931
                                                                                        -----------
               ENERGY -- 3.1%
     1,550     Chesapeake Energy Corp. 4.125% cum. cv. pfd. (NR) .....................    1,873,563
    20,000     The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-) .........    1,721,250
                                                                                        -----------
                                                                                          3,594,813
                                                                                        -----------

               ENTERTAINMENT -- 2.4%
    22,500     Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1) ........    1,009,688
     1,750     Radio One, Inc. 6.5% HIGH TIDES (B3) ..................................    1,771,875
                                                                                        -----------
                                                                                          2,781,563
                                                                                        -----------

               FINANCIAL AND INSURANCE -- 4.8%
        20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3) .......................    2,072,500
    20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) .................    1,215,000
   100,000     The St. Paul Travelers Companies, Inc. 4.5% 2032 cv. jr.
               sub. notes (Baa1) .....................................................    2,307,500
                                                                                        -----------
                                                                                          5,595,000
                                                                                        -----------

               HEALTH CARE -- 1.3%
    29,000     Omnicare Capital Trust I 4% PIERS (Ba3)
               (exch. for Omnicare, Inc. common stock) (1) ...........................    1,457,250
                                                                                        -----------

               MINING -- 1.6%
     2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-) ...    1,909,375
                                                                                        -----------

               TOTAL CONVERTIBLE PREFERRED STOCKS ....................................  $23,884,932
                                                                                        -----------

PAGE 3

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (CONTINUED)
 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               MANDATORY CONVERTIBLE SECURITIES -- 16.9% (4)

               CONSUMER GOODS -- 1.8%
 50,000 shs    Constellation Brands, Inc. dep. shs. representing 5.75%
               series A mand. cv. pfd. (B) ...........................................  $ 2,032,000
                                                                                        -----------

               ENERGY -- 2.7%
 20,000 shs    Amerada Hess Corp. 7% mand. cv. pfd. ACES (Ba3) .......................    1,547,000
 30,000 shs    Valero Energy Corp. 2% mand. cv. pfd. (BB+) ...........................    1,553,970
                                                                                        -----------
                                                                                          3,100,970
                                                                                        -----------

               FINANCIAL AND INSURANCE -- 3.6%
 15,000 shs    The Chubb Corp. 7% 2005 equity units (A) (1) ..........................      421,500
 54,000 shs    The Chubb Corp. 7% 2006 equity units (A2) (1) .........................    1,545,480
 40,000 shs    Platinum Underwriters Holdings, Ltd. 7% equity security units (NR) (1).    1,161,400
 45,000 shs    XL Capital, Ltd. 6.5% equity security units (A2) ......................    1,093,860
                                                                                        -----------
                                                                                          4,222,240
                                                                                        -----------

               FOODS -- 1.8%
 40,000 shs    Albertson's, Inc. 7.25% HITS units (Baa2) (1) .........................      981,600
 40,000 shs    Lehman Brothers Holdings, Inc. 6.25% PIES (A)
               (exch. for General Mills, Inc. common stock) ..........................    1,120,000
                                                                                        -----------
                                                                                          2,101,600
                                                                                        -----------

               PHARMACEUTICALS -- 2.8%
 31,500 shs    Baxter International, Inc. 7% equity units (Baa1) (1) .................    1,719,585
 30,000 shs    Schering-Plough Corp. 6% mand. cv. pfd. (Baa3) ........................    1,548,000
                                                                                        -----------
                                                                                          3,267,585
                                                                                        -----------

               TECHNOLOGY -- 3.1%
105,550 shs    The Goldman Sachs Group, Inc. 7.5% mand. exch. notes (Aa3)
               (exch. for EMC Corp. common stock) ....................................    1,407,773
 36,395 shs    The Goldman Sachs Group, Inc. 5.625% mand. exch. notes (Aa3)
               (exch. for Intel Corp. common stock) ..................................      827,113
 $2,000,000    Lehman Brothers Holdings, Inc. 6% 2005 YEELDS (A)
               (performance linked to LSI Logic Corp. common stock) ..................    1,365,000
                                                                                        -----------
                                                                                          3,599,886
                                                                                        -----------

               UTILITIES -- 1.1%
 50,000 shs    DTE Energy Co. 8.75% equity security units (BBB-) (1) .................    1,317,000
                                                                                        -----------

               TOTAL MANDATORY CONVERTIBLE SECURITIES (4) ............................  $19,641,281
                                                                                        -----------

               SHORT-TERM SECURITIES -- 4.2%

               COMMERCIAL PAPER -- 4.2%
  4,900,000    American Express Credit Corp. (P1) (2.2% maturing 02/01/05) ...........    4,898,802
                                                                                        -----------

PAGE 4

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (CONTINUED)
 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               SHORT-TERM SECURITIES -- (CONTINUED)

               U.S. GOVERNMENT OBLIGATIONS -- 0.0%
   $11,000     U.S. Treasury notes 1.625% 04/30/05 (Aaa) (5) .........................  $    10,976
                                                                                        -----------

               TOTAL SHORT-TERM SECURITIES ...........................................    4,909,778
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES -- 52.9% ............................   61,412,089
               TOTAL CONVERTIBLE PREFERRED STOCKS -- 20.6% ...........................   23,884,932
               TOTAL MANDATORY CONVERTIBLE SECURITIES -- 16.9% .......................   19,641,281
               TOTAL SHORT-TERM SECURITIES -- 4.2% ...................................    4,909,778
                                                                                        -----------
               TOTAL INVESTMENTS -- 94.6% ............................................  109,848,080
                                                                                        -----------

               OTHER ASSETS AND LIABILITIES, NET -- 5.4% .............................    6,250,259
                                                                                        -----------
               TOTAL NET ASSETS -- 100.0% ............................................  116,098,339
                                                                                        ===========

(1)  Contingent payment debt instrument. See Note 1(b) below.
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at January 31, 2005 was $6,706,288, which represented 5.8% of the Fund's net assets.
(3)  Non-income producing security.
(4)  Mandatory convertible. See Note 1(e) below.
(5)  Collateral for a letter of credit.

ACES           Automatic Convertible Equity Securities.
ADR            American Depositary Receipts.
BONUSES        Bifurcated Option Note Unit Securities.
HIGH TIDES     Remarketable Term Income Deferrable Equity Securities.
HITS           Hybrid Income Term Securities.
LYONs          Liquid Yield Option Notes.
PIES           Premium Income Exchangeable Securities.
PIERS          Preferred Income Equity Redeemable Securities.
YEELDS         Yield Enhanced Equity Linked Debt Securities.
ZYPS           Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund"), established in 1971, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to approximately 3 cents per share for the quarter ended January 31, 2005. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At January 31, 2005 there were unrealized losses of approximately 7 cents per share on contingent payment debt instruments.

(c)  Federal Income Taxes
The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

The capital loss carryforward represents tax basis capital losses which may be carried over to offset future realized capital gains. To the extent that the carryforward is used, no capital gains distributions will be made. At October 31, 2004, the Fund had available for federal income tax purposes unused capital losses of $4,470,204, available to offset future net capital gains, $4,045,634 of which expires in 2010 and $424,570 of which expires in 2011. The Fund utilized net capital loss carryforwards of $3,760,644 during the fiscal year ended October 31, 2004.

(d)  Distributions to Shareholders
Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended October 31, 2004 and 2003 were $3,826,570 and $3,445,042, respectively, both from ordinary income.

(e)  Market Risk
It is the Fund's policy to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock. The market value of those securities was $19,641,281 at January 31, 2005, representing 16.9% of net assets.

For the complete Notes to Financial Statements see the Annual Report to Shareholders, dated October 31, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of March 15, 2005, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: March 31, 2005


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: March 31, 2005

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: March 31, 2005